SEGMENT DISCLOSURES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenue		$ 0	$ 0
Property and equipment	$ 1	2
United States [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	0	0	5
Europe [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	0	0	0
Canada [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	$ 1	$ 2	$ 5